Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,434,893,000.00
Total Fee Amount	612,458.73
Total Offset Amount	0.00
Net Fee	$ 612,458.73
Offering Table N/A
Offset Table N/A	N/A